UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Scheer, Rowlett & Associates Investment Management Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Rob Dionne
Title:		Director
Phone:		(416) 202-6690

Signature, place, and Date of Signing:

	"Rob Dionne"	Toronto, ON Canada	March 31, 2011
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		100,829,762

Form 13F Information Table Value Total:		$4,757,075,681


List of Other Included Managers:

	NONE


FORM 13F


















                     (SEC USE ONLY)

Name of Reporting Manager:Scheer, Rowlett & Associates Investment Management Ltd

















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
COM
008916108
233,996,399
2,542,388
2,542,388
N/A
N/A

N/A
2,542,388
N/A
Bank of Nova Scotia
COM
064149107
363,987,126
5,951,731
5,951,731
N/A
N/A

N/A
5,951,731
N/A
Barrick Gold Corp.
COM
067901108
324,869,963
6,271,428
6,271,428
N/A
N/A

N/A
6,271,428
N/A
BCE Inc.
COM NEW
05534B760
39,196,140
1,082,568
1,082,568
N/A
N/A

N/A
1,082,568
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
292,841,926
3,407,440
3,407,440
N/A
N/A

N/A
3,407,440
N/A
Canadian National Railway
COM
136375102
140,426,794
1,867,398
1,867,398
N/A
N/A

N/A
1,867,398
N/A
Canadian Natural Resources Ltd.
COM
136385101
270,150,167
5,481,614
5,481,614
N/A
N/A

N/A
5,481,614
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
89,334,623
1,394,420
1,394,420
N/A
N/A

N/A
1,394,420
N/A
Cenovus Energy Inc.
COM
15135U109
157,321,793
3,995,686
3,995,686
N/A
N/A

N/A
3,995,686
N/A
Domtar Corp
COM NEW
257559203
23,836,812
260,531
260,531
N/A
N/A

N/A
260,531
N/A
EnCana Corp.
COM
292505104
136,969,783
3,973,676
3,973,676
N/A
N/A

N/A
3,973,676
N/A
Gildan Activewear Class A
COM
375916103
88,013,580
2,690,610
2,690,610
N/A
N/A

N/A
2,690,610
N/A
Magna International Inc. Class A
COM
559222401
68,417,700
1,431,870
1,431,870
N/A
N/A

N/A
1,431,870
N/A
Manulife Financial Corp.
COM
56501R106
134,916,399
7,639,111
7,639,111
N/A
N/A

N/A
7,639,111
N/A
Methanex Corp.
COM
59151K108
85,707,284
2,766,150
2,766,150
N/A
N/A

N/A
2,766,150
N/A
Nexen Inc.
COM
65334H102
150,086,569
6,040,410
6,040,410
N/A
N/A

N/A
6,040,410
N/A
Penn West Petroleum Corp.
COM
707887105
37,497,464
1,354,965
1,354,965
N/A
N/A

N/A
1,354,965
N/A
Potash Corp. of Saskatchewan
COM
73755L107
200,733,755
3,414,299
3,414,299
N/A
N/A

N/A
3,414,299
N/A
Research In Motion
COM
760975102
156,394,155
2,774,620
2,774,620
N/A
N/A

N/A
2,774,620
N/A
Rogers Comm Inc. Class B
CL B
775109200
134,444,069
3,711,137
3,711,137
N/A
N/A

N/A
3,711,137
N/A
Royal Bank of Canada
COM
780087102
360,986,302
5,853,466
5,853,466
N/A
N/A

N/A
5,853,466
N/A
Suncor Energy Inc.
COM
867224107
380,016,630
8,501,867
8,501,867
N/A
N/A

N/A
8,501,867
N/A
Talisman Energy Inc.
COM
87425E103
187,949,343
7,627,356
7,627,356
N/A
N/A

N/A
7,627,356
N/A
Teck Resources Ltd.
CL B
878742204
35,737,644
676,470
676,470
N/A
N/A

N/A
676,470
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
165,272,121
3,413,343
3,413,343
N/A
N/A

N/A
3,413,343
N/A
Thomson Reuters Corporation
COM
884903105
31,103,210
795,155
795,155
N/A
N/A

N/A
795,155
N/A
Toronto-Dominion Bank
COM NEW
891160509
420,852,903
4,771,383
4,771,383
N/A
N/A

N/A
4,771,383
N/A
TransCanada Pipelines Corp.
COM
89353D107
46,015,027
1,138,670
1,138,670
N/A
N/A

N/A
1,138,670
N/A



4,757,075,681
100,829,762
100,829,762




100,829,762